Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS	Note 9 - OTHER NON-CURRENT ASSETS Other non-current assets consist of the following:
	December 31, 2023	December 31, 2022

Deposits for operating lease	$36,164	$40,376